Cash and cash equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

4. Cash and cash equivalents

Cash and cash equivalents as of December 31, 2017 and March 31, 2018 are set out in the table below:

	As of December 31,	As of March 31,
	2017	2018
Cash and other bank balances	504,468	424,226
Total	$504,468	$424,226

4. Cash and cash equivalents
	As of December 31,
	2016	2017
Cash and other bank balances	$422,623	$504,468
Total	$422,623	$504,468